CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - CANTOR PARTNERS II, INC. - CANTOR EQUITY PARTNERS II, INC. - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
General and administrative costs	$ 1,450,221		$ 27,148		$ 1,773,577		$ 70,682
Loss from operations	(1,480,221)		(27,148)		(1,853,254)		(70,682)
Interest income on investments held in the Trust Account	2,251,571		0		6,479,330		0
Change in fair value of forward sale securities	1,625,060		0		(4,608,560)		0
Net income (loss)	2,396,410		(27,148)		17,516		(70,682)
Class A | IPO
Net income (loss)	$ 1,880,766		$ 0		$ 12,486		$ 0
Basic and diluted net income (loss) per share:
Basic weighted average number of ordinary shares outstanding (in shares)	24,000,000		0		15,846,575		0
Diluted weighted average number of ordinary shares outstanding (in shares)	24,000,000		0		15,846,575		0
Basic net income (loss) per share (in usd per share)	$ 0.08		$ 0		$ 0.00		$ 0
Diluted net income (loss) per share (in usd per share)	$ 0.08		$ 0		$ 0.00		$ 0
Class A | Private placement
Net income (loss)	$ 45,452		$ 0		$ 302		$ 0
Basic and diluted net income (loss) per share:
Basic weighted average number of ordinary shares outstanding (in shares)	580,000		0		382,959		0
Diluted weighted average number of ordinary shares outstanding (in shares)	580,000		0		382,959		0
Basic net income (loss) per share (in usd per share)	$ 0.08		$ 0		$ 0.00		$ 0
Diluted net income (loss) per share (in usd per share)	$ 0.08		$ 0		$ 0.00		$ 0
Class B
Net income (loss)	$ 470,192		$ (27,148)		$ 4,728		$ (70,682)
Basic and diluted net income (loss) per share:
Basic weighted average number of ordinary shares outstanding (in shares)	6,000,000	[1]	6,000,000	[1]	6,000,000	[2]	6,000,000	[2]
Diluted weighted average number of ordinary shares outstanding (in shares)	6,000,000	[1]	6,000,000	[1]	6,000,000	[2]	6,000,000	[2]
Basic net income (loss) per share (in usd per share)	$ 0.08		$ 0		$ 0.00		$ (0.01)
Diluted net income (loss) per share (in usd per share)	$ 0.08		$ 0		$ 0.00		$ (0.01)
Related party
Administrative expenses – related party	$ 30,000		$ 0		$ 79,677		$ 0

[1]	This number has been retroactively adjusted to reflect the capitalization of the Company in the form of the issuance of 1,000,000 Class B ordinary shares on May 1, 2025 (See Note 7).
[2]	This number has been retroactively adjusted to reflect the recapitalization of the Company in the form of the cancellation of 9,375,000 Class B ordinary shares on June 6, 2024 (See Note 7).